DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS [Text Block]

14. DISCONTINUED OPERATIONS

In 2015, the Company disposed of two of iASPEC’s subsidiaries (Zhongtian and Geo) by sale of equity ownership to third parties. As a result, the operations of Zhongtian and Geo were reflected within “discontinued operations” in the Company’s consolidated statements of operations for all periods presented.

The significant items included within discontinued operations are as follows:

Year Ended
December 31,
2015
Revenue	$24,904,321
Cost of revenue	15,040,537
Total operating expenses	9,856,344
Operating income (loss) from discontinued operations	7,440
Net gain on sale of Geo and Zhongtian	3,699,088
Other (loss) income	(2,038,675)
Income (loss) from discontinued operations before income taxes	1,667,853
Provision for income taxes	(168,882)
Income (loss) from discontinued operations, net of income taxes	$1,498,971

Due from sales of Zhongtian and Geo for $13.3 million was recorded in other receivables at December 31, 2015, and was received in 2016.